Long-Term Debt - U.S. Dollar-denominated Term Loans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025	Dec. 31, 2025 term_loan	Dec. 31, 2025 lease	Dec. 31, 2024 USD ($) term_loan vessel
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 898,991					$ 1,065,520
Number of vessels		16			2	15
Long-term debt | $	$ 595,867					$ 882,446
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Number of term loans | term_loan				7		6
Aggregate principal amount | $	$ 664,849					$ 724,874
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel		13
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Fixed interest rate			4.11%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Fixed interest rate			4.41%
US Dollar Denominated Term Loans and bonds for quarterly interest and principal payments
Debt Instrument [Line Items]
Number of term loans | term_loan				5
US Dollar Denominated Term Loans and bonds for balloon or bullet payments
Debt Instrument [Line Items]
Number of term loans | term_loan				5
Teekay Nakilat Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%
Teekay Tangguh Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%